Share-based compensation (Details Textual) ¥ in Thousands			1 Months Ended			12 Months Ended
	Aug. 07, 2012 shares	Feb. 08, 2010 shares	Nov. 17, 2016 shares	Dec. 28, 2010	Dec. 31, 2006 shares	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 CNY (¥) $ / shares	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 $ / shares	Dec. 31, 2014 CNY (¥)	Dec. 31, 2014 $ / shares
Share-based Compensation 1						¥ 76,981		¥ 120,045		¥ 57,104
Share-based Compensation Cost Not yet Recognized						¥ 88,600	¥ 88,600
Share-based Compensation ,Expected Weighted Average Recongnization Period						1 year 10 months 28 days
Options Held [Member]
Share-based Compensation 1						¥ 500		1,400		5,000
The intrinsic value of the options exercised						126,600		51,200		331,300
Total fair value of the options vested						3,400		3,200		12,400
Restricted Stock Units (RSUs) [Member]
Share-based Compensation 1						75,800		118,600		52,100
Total fair value of the RSUs vested						¥ 99,400		¥ 83,800		¥ 13,900
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value | $ / shares							¥ 23.25		$ 54.03		$ 82.85
December 31, 2006 [Member]
The maximum contractual term of share options granted					20 years
February 8, 2010 [Member]
The maximum contractual term of share options granted		10 years
December 28, 2010 [Member]
The maximum contractual term of share options granted				10 years
August 7, 2012 [Member]
The maximum contractual term of share options granted	10 years
2006 Employee Stock Incentive Plan [Member]
Number of shares reserved for the Plan | shares					1,028,512.5
2010 Employee Stock Incentive Plan [Member]
Number of shares reserved for the Plan | shares		3,089,887.5
2012 Employee Stock Incentive Plan [Member]
Number of shares reserved for the Plan | shares	1,908,180.0
2016 Employee Stock Incentive Plan [Member]
Number of shares reserved for the Plan | shares			2,500,000.0